Principal Activities and Organization	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principal Activities and Organization
1. Principal Activities and Organization
I-Mab
(the “Company”) was incorporated in the Cayman Islands on June 30, 2016 as an exempted company with limited liability under the Companies Act of the Cayman Islands. The Company and its subsidiaries (together the “Group”) are principally engaged in discovering and developing transformational biologics in the fields of immuno-oncology and immuno-inflammation diseases in the People’s Republic of China (the “PRC”) and other countries and regions.
Prior to the incorporation of the Company, the Group carried out its operation in the PRC since November 2014 mainly through Third Venture Biopharma (Nanjing) Co., Ltd. (“Third Venture”), which was incorporated on November 17, 2014 in the PRC. For the purpose of introduction of overseas investors and in preparation for a listing of the Company’s shares on the overseas capital markets, the Group underwent a reorganization (the “Reorganization”) in 2016. The Reorganization was approved by the Board of Directors and a restructuring framework agreement was entered into by Third Venture, the Company, and the shareholders of the Company based on Reorganization framework agreement, pursuant to which on July 7, 2016, Third Venture transferred all of its assets and operations to the Company’s wholly owned subsidiary,
I-Mab
Biopharma Co., Ltd.
(“I-Mab
Shanghai”), which was a transaction in which shareholders had identical ownership interests before and after the transaction and was accounted for in a manner similar to a common control transaction.
The Reorganization, as described above has been accounted for at historical cost. That Reorganization was reverse merger of Third Venture and Third Venture is the predecessor of the Company. As such, the assets and liabilities of Third Venture are consolidated in the Company’s financial statements at historical cost.
On January 17, 2020, the Company consummated its IPO on the Nasdaq Global Market, where 7,407,400 American Depositary Shares (“ADSs”) were issued at the price of US$14.00 per ADS for total gross proceeds of US$103.7 million. On February 10, 2020, the underwriters of the IPO have exercised their over-allotment option to purchase an additional 768,350 ADSs of the Company at the IPO price of US$14.00 per ADS. After giving effect to the exercise of the over-allotment option, the Company has issued and sold a total of 8,175,750 ADSs in the IPO, for total gross proceeds of US$114.5 million. Each ten ADSs represents twenty-three ordinary shares of the Company.
As of
September 30, 2020, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect ownership by the Company	Principal activities
I-Mab Biopharma Hong Kong Limited (“I-Mab Hong Kong”)	Hong Kong	July 8, 2016	100%	Investment holding
I-Mab Shanghai	PRC	August 24, 2016	100%	Research and development of innovative medicines
I-Mab Bio-tech (Tianjin) Co., Ltd. (“I-Mab Tianjin”)	PRC	July 15, 2017	100%	Research and development of innovative medicines
I-Mab Biopharma US Ltd.	U.S.	February 28, 2018	100%	Research and development of innovative medicines